Financial Information of the Parent Company	12 Months Ended
Oct. 31, 2024
Financial Information of the Parent Company [Abstract]
FINANCIAL INFORMATION OF THE PARENT COMPANY
16.	FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Rule 4-08 (e)(3) of Regulation S-X, “General Notes to Financial Statements” and concluded that it was applicable to the Company; therefore, the financial statements for the parent company are included herein.

The condensed financial information of the parent company, Decent Holding INC., has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries.

The Company and its subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries is reported as income from subsidiaries in the accompanying condensed financial information of parent company.

As of October 31, 2024 and 2023, the Company did not have any outstanding guarantees, long-term obligations, or significant capital and other commitments.

PARENT COMPANY BALANCE SHEETS

	October 31, 2024	October 31, 2023
ASSETS
Current assets
Cash	$85,297	$11,460
Due from intercompany entity	6,000	2,000
Non-current assets
Investment in subsidiaries	$5,696,012	$3,246,194
Deferred IPO cost	967,793	531,491
Total assets	$6,755,102	$3,791,145

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Due to intercompany entity	$1,737,793	$976,491
Total liabilities	$1,737,793	$976,491

Shareholders’ equity
Ordinary shares, US$0.0001 par value, authorized 500,000,000 shares as of October 31, 2024 and 2023; 15,000,000 shares issued and outstanding as of October 31, 2024 and 2023, respectively	1,500	1,500
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	1,210,094	1,210,094
Statutory reserve	402,621	188,144
Retained earnings	3,551,019	1,662,139
Accumulated other comprehensive loss	(146,425)	(245,723)
Total shareholders’ equity	5,017,309	2,814,654
Total liabilities and shareholders’ equity	$6,755,102	$3,791,145

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the years ended October 31,
	2024	2023	2022
OPERATING EXPENSES	$(247,164)	$(231,540)	$(200,000)
INCOME FROM SUBSIDIARIES	2,350,521	2,091,153	572,435

NET INCOME	2,103,357	1,859,613	372,435
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	99,298	(67,065)	(131,378)
COMPREHENSIVE INCOME	$2,202,655	$1,792,548	241,057

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the years ended October 31,
	2024	2023	2022
Net cash used in operating activities	$(27,163)	$(31,540)	$—
Net cash used in investing activities	(4,000)	(2,000)	—
Net cash provided by financing activities	105,000	45,000	—